PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Store operating equipment	3,216,933	4,148,162	592,062
Leasehold improvements	3,140,345	4,378,574	624,948
Office equipment and others	405,266	506,532	72,297
Office buildings	689,445	859,163	122,627
Assets subject to operating leases	346,223	346,223	49,416
Mechanical equipment	255,576	263,609	37,625
Construction in progress	152,980	380,666	54,331
	8,206,768	10,882,929	1,553,306
Less: accumulated depreciation	(3,115,060)	(4,578,884)	(653,538)
Less: impairment	(25,805)	(14,059)	(2,007)

	5,065,903	6,289,986	897,761

Depreciation and amortization expenses in relation to property and equipment was RMB604.0 million, RMB1,187.8 million and RMB1,554.4 million (US$221.9 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

In June 2018, the Group entered into a project cooperation agreement and a strategic cooperation agreement with Xiamen municipal government and UCAR Inc. (collectively as the “Tri-Party Agreement”), pursuant to which the Group acquired the new headquarters building under favorable pricing terms that came with commitments, including meeting certain requirements around tax contribution, operating performance and capital investments. On February 19, 2024, the Group entered into a new cooperation agreement with Xiamen municipal government, pursuant to which the Group is entitled to obtain real property certificates of the new headquarters in batches over a five-year term from 2022 to 2026 upon satisfaction of certain requirements of tax contribution, operating performance and capital investments from 2022 to 2026. The Group has successfully fulfilled its commitments under the new agreement for the years ended December 31, 2023, 2024, and 2025. As of the date of this annual report, the Group has obtained a portion of the real property ownership certificates and is in the process of obtaining the remaining certificates.

During the year ended December 31, 2023, impairment loss for property and equipment of RMB5.2 million was provided, which was mainly related to a full impairment for assets in relation to Luckin Tea due to the permanent closure of related business. During the year ended December 31, 2024 and 2025, impairment loss for property and equipment of RMB8.9 million and RMB8.5 million (US$1.2 million) respectively, was provided, which was mainly related to store operating equipment and others, generally for the unrecoverable damaged coffee machines.